Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 8,287	$ 8,798	$ 4,202
Current year increase (decrease)			4,173
Increase (decrease) related to prior year tax positions	(185)		375
Settlement	(6,830)
Exchange differences	(69)	(511)	48
Balance at end of year	$ 1,203	$ 8,287	$ 8,798